Share-based compensation - Schedule of Other Equity Instruments Outstanding (Details) - Restricted Share Units (RSU)	9 Months Ended
Sep. 30, 2022 shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of awards, beginning of period (in shares) | shares	663,055
Number of awards, granted (in shares) | shares	2,129,991
Number of awards, vested (in shares) | shares	(344,446)
Number of awards, forfeited (in shares) | shares	(135,416)
Number of awards, end of period (in shares) | shares	2,313,184
Weighted average grant date fair value, beginning balance (in USD per share) | $ / shares	$ 30.95
Weighted average grant date fair value, granted (in USD per share) | $ / shares	9.36
Weighted average grant date fair value, vested (in dollars per share) | $ / shares	30.54
Weighted average grant date fair value, forfeited (in dollars per share) | $ / shares	21.10
Weighted average grant date fair value, ending balance (in USD per share) | $ / shares	$ 11.71